STOCKHOLDERS EQUITY (DEFICIT) - Summary of stock options (Details) (USD $)					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Number of Options	Dec. 31, 2012 Number of Options	Jun. 30, 2013 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Exercise Price	Jun. 30, 2013 Weighted Average Remaining Contractual Life (Years)	Dec. 31, 2012 Weighted Average Remaining Contractual Life (Years)
Beginning balance	471,154	153,846	2,000,000
Beginning Balance, Per Share		$ 6.50
Beginning Balance, Remaining Life									9 years 10 months
Granted					423,077	5,000,000
Granted, Per Share							$ 6.95	$ 0.50
Granted, Remaining life						10 years			5 years 3 months	10 years
Exercised
Forfeited
Cancelled					(105,769)	(3,000,000)
Cancelled, Per Share							$ 11.05	$ 0.50
Cancelled, Remaining life									4 years 8 months	10 years
Ending balance	471,154	153,846	2,000,000
Ending balance, Per Share	$ 5.89		$ 0.50
Ending balance, Remaining life									7 years 9 months	10 years
Options exercisable at end of year	54,487		83,333
Options exercisable at end of year, Per Share	$ 7.3		$ 0.50
Options expected to vest	416,667		1,916,667
Weighted average fair value of options granted during the period							$ 4.42	$ 0.48